CAPITAL RISK MANAGEMENT - Free Cash Flow (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Adjusted EBITDA	$ 6,393	$ 5,887
Deduct (add):
Capital expenditures	3,075	2,788
Interest on borrowings, net and capitalized interest	1,090	728
Cash income taxes	455	700
Free cash flow	$ 1,773	$ 1,671